Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares				Value
	COMMON STOCKS - 10.1%
	AEROSPACE & DEFENSE - 1.0%
2,719	General Dynamics Corp.			$ 376,391
1,145	Northrop Grumman Corp.			361,236
33,371	Park Aerospace Corp.			364,411
				1,102,038
	BEVERAGES - 0.3%
7,604	Coca-Cola Co.			375,409

	BIOTECH & PHARMA- 1.7%
1,552	Amgen, Inc.			394,456
2,507	Eli Lilly & Co.			371,086
2,571	Johnson & Johnson			382,770
4,481	Merck & Co., Inc.			371,699
10,424	Pfizer, Inc.			382,561
				1,902,572
	CHEMICALS - 0.3%
1,070	NewMarket Corp.			366,282

	DIVERSIFIED INDUSTRIALS - 0.3%
2,322	3M Co.			371,938

	E-COMMERCE DISCRETIONARY - 0.3%
6,974	eBay, Inc.			363,345

	FOOD - 1.0%
6,320	General Mills, Inc.			389,818
5,037	John B Sanfilippo & Son, Inc.			379,689
5,953	Kellogg Co. (a)			384,504
				1,154,011
	HOUSEHOLD PRODUCTS - 0.3%
1,737	Clorox Co. (a)			365,065

	INSURANCE - 0.3%
4,023	Progressive Corp.			380,858

	MACHINERY - 0.3%
4,505	Toro Co.			378,195

	REITS - 0.3%
3,186	CoreSite Realty Corp.			378,752

	RETAIL - CONSUMER STAPLES - 0.7%
1,808	Dollar General Corp.			378,993
2,438	Target Corp.			383,790
				762,783
	RETAIL - DISCRETIONARY - 0.4%
2,675	Tractor Supply Co.			383,435

	SOFTWARE - 0.4%
2,774	Citrix Systems, Inc.			382,008

	TECHNOLOGY HARDWARE - 0.4%
3,418	Apple, Inc.			395,839

	TECHNOLOGY SERVICES - 0.4%
2,908	Broadridge Financial Solutions, Inc.			383,856

	TELECOMMUNICATIONS - 0.3%			373,597
6,280	Verizon Communications, Inc.

	TRANSPORTATION & LOGISTICS - 1.0%
3,650	CH Robinson Worldwide, Inc.			372,994
2,317	United Parcel Service, Inc.			386,082
8,670	Werner Enterprises, Inc.			364,053
				1,123,129
	TRANSPORTATION EQUIPMENT - 0.4%
4,517	PACCAR, Inc.			385,210

	TOTAL COMMON STOCKS (Cost - $10,773,178)			11,328,322

	EXCHANGE TRADED FUNDS - 74.3%
	DEBT FUNDS - 74.3%
425,363	iShares 1-3 Year Treasury Bond ETF (a)			36,798,153
113,505	iShares 20+ Year Treasury Bond ETF (a)			18,530,826
127,453	iShares 7-10 Year Treasury Bond ETF (a)			15,526,325
35,375	iShares Core U.S. Aggregate Bond ETF			4,176,373
84,627	SPDR Doubleline Total Return Tactical ETF (a)			4,172,957
47,342	Vanguard Total Bond Market ETF			4,176,511
	TOTAL EXCHANGE TRADED FUNDS (Cost - $83,405,998)			83,381,145

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUNDS - 15.0%
8,397,150	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (b)			8,397,150
8,397,150	First American Government Obligations Fund - Class Z 0.05% (b)			8,397,150
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,794,300)			16,794,300

	COLLATERAL FOR SECURITIES LOANED - 16.4%
18,474,867	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (b) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $18,474,867)			18,474,867

	TOTAL INVESTMENTS - 115.8% (Cost - $129,448,343)			$ 129,978,634
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.8) %			(17,733,658)
	NET ASSETS - 100.0%			$ 112,244,976

ETF	Exchange Traded Fund
REITS	Real Estate Investment Trusts
(a)	All or a portion of the security is on loan. Total loaned securities had a value of $17,974,992 at September 30, 2020.
(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACT
	OPEN SHORT FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at September 30, 2020	Unrealized (Depreciation) (1)
45	S&P 500 E-Mini	December-20	$ 7,542,000	$ (83,825)

	(1) Amount subject to equity risk exposure.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value
	EXCHANGE TRADED FUNDS - 92.7%
	EQUITY FUNDS - 92.7%
764,427	iShares MSCI Emerging Markets ETF (b)	$ 33,703,587
93,958	iShares PHLX Semiconductor ETF (b)	28,620,546
48,697	iShares Russell 1000 Growth ETF (b)	10,561,892
102,962	iShares Russell 2000 Growth ETF (b)	22,808,142
66,155	iShares Russell Mid-Cap Growth ETF (b)	11,436,215
443,442	Materials Select Sector SPDR Fund	28,220,649
	TOTAL EXCHANGE TRADED FUNDS (Cost - $128,674,241)	135,351,031

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUNDS - 4.4%
3,207,706	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)	3,207,706
3,207,706	First American Government Obligations Fund - Class Z 0.05% (a)	3,207,706
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,415,412)	6,415,412

	COLLATERAL FOR SECURITIES LOANED - 32.5%
47,411,118	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $47,411,118)	47,411,118

	TOTAL INVESTMENTS - 129.6% (Cost - $182,500,771)	$ 189,177,561
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.6) %	(43,245,581)
	NET ASSETS - 100.0%	$ 145,931,980

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loanl. Total loaned securities had a value of $46,733,825 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares				Value
	EXCHANGE TRADED FUNDS - 40.0%
	BALANCED FUND - 0.1%
429	SPDR SSgA Income Allocation ETF			$ 13,326

	COMMODITY FUND - 0.2%
1,132	iShares MSCI Global Silver and Metals Miners ETF			17,636

	DEBT FUNDS - 9.9%
3,355	FlexShares Credit-Scored US Corporate Bond Index Fund			183,921
12,718	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			328,760
6,727	Invesco Fundamental Investment Grade Corporate Bond ETF			183,693
1,965	Vident Core U.S. Bond Strategy Fund			101,827
1,980	WisdomTree Yield Enhanced US Aggregate Bond Fund Bond Fund			106,564
				904,765
	EQUITY FUNDS - 29.7%
328	Direxion All Cap Insider Sentiment Shares			11,175
62	First Trust Dow Jones Internet Index Fund *			11,676
4,204	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF			178,943
754	First Trust NASDAQ Clean Edge Green Energy Index Fund			33,440
99	First Trust NYSE Arca Biotechnology Index Fund *			15,569
228	First Trust Technology AlphaDEX Fund			20,730
552	Global X Silver Miners ETF			23,924
2,348	Global X Social Media ETF *			114,582
1,206	Health Care Select Sector SPDR Fund			127,209
4,477	Invesco BuyBack Achievers ETF			269,426
4,502	Invesco Dynamic Media ETF			163,198
24,953	Invesco Global Listed Private Equity ETF			271,239
258	Invesco Solar ETF			16,716
3,454	IQ Merger Arbitrage ETF *			116,192
118	iShares Expanded Tech-Software Sector ETF			36,712
7,084	iShares Global Clean Energy ETF			130,983
2,615	iShares Global Healthcare ETF			187,809
125	iShares Global Tech ETF			32,959
209	iShares Nasdaq Biotechnology ETF			28,301
22	iShares U.S. Medical Devices ETF			6,592
273	iShares US Pharmaceuticals ETF			44,644
175	iShares US Technology ETF			52,687
154	SPDR FactSet Innovative Technology ETF			26,011
3,586	SPDR S&P Retail ETF (b)			178,081
149	Technology Select Sector SPDR Fund			17,388
531	VanEck Vectors Biotech ETF			86,064
1,984	VanEck Vectors Low Carbon Energy ETF *			218,168
245	VanEck Vectors Semiconductor ETF			42,679
445	Vanguard Consumer Discretionary ETF			104,406
619	Vanguard Health Care ETF (b)			126,276
47	Vanguard Information Technology ETF			14,638
				2,708,417
	GOLD FUND - 0.1%
91	VanEck Vectors Junior Gold Miners ETF			5,038

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,639,363)			3,649,182

	OPEN-END MUTUAL FUNDS - 25.7%
	ALTERNATIVE FUND - 2.0%
10,913	BNY Mellon Dynamic Total Return Fund - Class I			181,374

	BALANCED FUNDS - 5.7%
21,895	Bridgeway Managed Volatility Fund			351,196
14,657	Partner Select Alternative Strategies - Investor Class			168,995
				520,191
	COMMODITY FUNDS - 5.3%
8,175	Franklin Gold & Precious Metals Fund - Class A *			217,291
6,054	Permanent Portfolio - Class I			265,831
				483,122
	EQUITY FUNDS - 12.7%
12,855	ACM Dynamic Opportunity Fund - Class A			257,100
24,539	AXS Multi-Strategy Alternatives Fund - Class R1			272,874
7,370	Gateway Fund - Class A			255,088
6,258	Nuveen Equity Long/Short Fund - Class I *			255,577
2,470	Rydex Series - Precious Metals Fund - Investor Class			120,017
				1,160,656

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $2,316,345)			2,345,343

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares				Value
	SHORT-TERM INVESTMENTS - 29.2%
	MONEY MARKET FUNDS - 29.2%
1,329,045	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			$ 1,329,045
1,329,045	First American Government Obligations Fund - Class Z 0.05% (a)			1,329,045
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,658,090)			2,658,090

	COLLATERAL FOR SECURITIES LOANED - 2.8%
258,750	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $258,750)			258,750

	TOTAL INVESTMENTS - 97.7% (Cost - $8,872,548)			$ 8,911,365
	OTHER ASSETS LESS LIABILITIES -2.3%			205,614
	NET ASSETS - 100.0%			$ 9,116,979

*	Non-Income producing investment
ETF	Exchange Traded Fund
TIPS	Treasury Inflation-Protected Securities
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $255,410 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	September 30, 2020	Appreciation(1)
2	NASDAQ 100 E-Mini	December-20	$ 456,292	$ 18,929

(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 8.8%
	BANKING - 2.1%
500,000	Credit Suisse Group Funding Guernsey Ltd. (b)		3.1250	12/10/2020	$ 502,624
1,000,000	Royal Bank of Canada		2.5000	1/19/2021	1,006,809
1,000,000	Wells Fargo & Co.		2.5500	12/7/2020	1,004,104
					2,513,537
	BIOTECH & PHARMA - 0.9%
1,000,000	AbbVie, Inc.		2.3000	5/14/2021	1,009,416

	FOOD - 1.3%
1,000,000	Kellogg Co.		4.0000	12/15/2020	1,005,936
500,000	Mead Johnson Nutrition Co.		3.0000	11/15/2020	501,460
					1,507,396
	GOVERNMENT OWNED, NO GUARANTEE - 0.9%
1,000,000	Export-Import Bank of Korea		4.0000	1/29/2021	1,011,299

	LEISURE FACILITIES & SERVICES - 0.8%
1,000,000	Carnival Corp.		3.9500	10/15/2020	1,000,000

	MACHINERY - 0.8%
1,000,000	Caterpillar Financial Services Corp.		2.5000	11/13/2020	1,002,622

	RETAIL - CONSUMER STAPLES - 0.8%
1,000,000	Kroger Co.		3.3000	1/15/2021	1,006,152

	RETAIL - DISCRETIONARY - 0.4%
500,000	Home Depot, Inc.		2.0000	4/1/2021	503,723

	TRANSPORTATION & LOGISTICS - 0.8%
1,000,000	Southwest Airlines Co.		2.6500	11/5/2020	1,000,185

	TOTAL BONDS & NOTES (Cost - $10,515,853)				10,554,330

	CERTIFICATES OF DEPOSIT - 11.3%
	BANKING - 11.3%
1,000,000	Ally Bank		2.2000	12/28/2020	1,005,334
500,000	Barclays Bank Delaware		1.9500	10/26/2020	500,690
1,000,000	Comenity Capital Bank		1.6500	3/18/2021	1,008,622
1,000,000	Discover Bank		1.9500	10/5/2020	1,000,266
250,000	FirstBank Puerto Rico		1.9500	10/13/2020	250,173
1,000,000	Goldman Sachs Bank USA/New York NY		2.2500	12/9/2020	1,004,235
1,000,000	Lafayette Federal Credit Union		1.7000	5/21/2021	1,010,519
500,000	Merrick Bank Corp/South Jordan UT		1.9000	10/30/2020	500,776
1,000,000	Sallie Mae Bank		2.1500	1/20/2021	1,006,547
1,000,000	TBK Bank SSB		1.6000	2/25/2021	1,006,368
250,000	Third Federal Savings & Loan Association of Cleveland		1.9500	10/27/2020	250,358
1,000,000	UBS Bank USA		1.6500	6/7/2021	1,010,548
1,000,000	USAlliance Federal Credit Union		1.9000	11/28/2022	1,002,908
1,000,000	Wells Fargo Bank NA		1.9000	1/17/2023	1,040,262
1,000,000	Wells Fargo National Bank West		1.9000	1/17/2023	1,040,262
1,000,000	World's Foremost Bank		1.7000	6/9/2021	1,010,630
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $13,500,000)				13,648,498

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
Shares					Value
	EXCHANGE TRADED FUNDS - 10.3%
	DEBT FUNDS - 10.2%
96,000	Invesco BulletShares 2020 Corporate Bond ETF				$ 2,037,120
95,500	Invesco BulletShares 2021 Corporate Bond ETF				2,036,060
93,250	Invesco BulletShares 2022 Corporate Bond ETF				2,036,580
40,250	Invesco Ultra Short Duration ETF (b)				2,033,430
18,500	iShares Short Treasury Bond ETF				2,047,950
65,000	SPDR Portfolio Short Term Corporate Bond ETF				2,039,050
					12,230,190
	EQUITY FUND - 0.1%
400	Invesco QQQ Trust Series 1 (b)				111,136

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,349,758)				12,341,326

	SHORT-TERM INVESTMENTS - 58.9%
	MONEY MARKET FUNDS - 58.9%
35,497,333	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)				35,497,333
35,497,333	First American Government Obligations Fund - Class Z 0.05% (a)				35,497,333
	TOTAL SHORT-TERM INVESTMENTS (Cost - $70,994,666)				70,994,666

	COLLATERAL FOR SECURITIES LOANED - 1.7%
2,096,758	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,096,758)				2,096,758

	TOTAL INVESTMENTS - 91.0% (Cost - $109,457,035)				$ 109,635,578
	OTHER ASSETS LESS LIABILITIES - 9.0%				10,861,964
	NET ASSETS - 100.0%				$ 120,497,542

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $2,047,863 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	September 30, 2020		Appreciation (1)
534	Nasdaq 100 E-Mini	December-20	$ 121,829,964		$ 3,891,373

(1) Amount subject to equity risk exposure.

Quantified Pattern Recognition Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 37.8%
	BANKING - 37.8%
1,000,000	Bank Hapoalim BM/New York NY	1.7000	1/29/2021	$ 1,005,555
1,000,000	Citibank NA	1.9000	11/4/2022	1,001,578
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,009,355
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,017,973
1,000,000	Safra National Bank of New York	1.5500	11/17/2020	1,002,013
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,036,046
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,019,691
1,000,000	Wells Fargo National Bank West	1.9000	1/17/2023	1,040,262
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $7,999,935)			8,132,473

Shares
	EXCHANGE TRADED FUNDS - 10.0%
	DEBT FUNDS - 10.0%
16,750	Invesco BulletShares 2020 Corporate Bond ETF			355,435
16,750	Invesco BulletShares 2021 Corporate Bond ETF			357,110
16,500	Invesco BulletShares 2022 Corporate Bond ETF			360,360
7,000	Invesco Ultra Short Duration ETF (b)			353,640
3,250	iShares Short Treasury Bond ETF (b)			359,775
11,500	SPDR Portfolio Short Term Corporate Bond ETF			360,755
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,128,530)			2,147,075

	SHORT-TERM INVESTMENTS - 49.7%
	MONEY MARKET FUNDS - 49.7%
5,349,641	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			5,349,641
5,349,641	First American Government Obligations Fund - Class Z 0.05% (a)			5,349,641
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,699,282)			10,699,282

	COLLATERAL FOR SECURITIES LOANED - 3.3%
722,148	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $722,148)			722,148

	TOTAL INVESTMENTS - 100.8% (Cost - $21,549,895)			$ 21,700,978
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8) %			(173,081)
	NET ASSETS - 100.0%			$ 21,527,897

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $706,225 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 10.9%
	BANKING - 10.9%
1,000,000	Ally Bank		1.8000	10/25/2021	$ 1,018,436
1,000,000	Bank Hapoalim BM/New York NY		1.7500	10/27/2020	1,001,284
1,000,000	Bank of China Ltd/New York NY		1.7500	12/17/2020	1,003,700
1,500,000	Bank OZK		1.6000	1/14/2021	1,506,741
1,000,000	Citibank NA		1.9000	11/4/2022	1,001,578
1,000,000	Flagstar Bank FSB		1.7500	11/15/2021	1,018,839
1,000,000	Lafayette Federal Credit Union		1.7000	5/21/2021	1,010,519
1,000,000	Morgan Stanley Bank NA		1.7500	4/19/2021	1,009,355
1,000,000	Morgan Stanley Private Bank NA		1.8500	1/9/2023	1,038,844
1,000,000	Raymond James Bank NA		1.7000	11/8/2021	1,017,973
1,000,000	Stearns Bank NA		1.6000	7/8/2021	1,011,852
1,000,000	Washington Trust Co. of Westerly		1.6500	10/28/2020	1,001,253
1,000,000	Wells Fargo Bank NA		1.9500	10/18/2021	1,019,691
1,000,000	Wells Fargo National Bank West		1.7500	6/30/2021	1,012,640
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $14,499,953)				14,672,705
Shares
	EXCHANGE TRADED FUNDS - 10.2%
	DEBT FUNDS - 10.2%
107,000	Invesco BulletShares 2020 Corporate Bond ETF				2,270,540
106,000	Invesco BulletShares 2021 Corporate Bond ETF				2,259,920
104,000	Invesco BulletShares 2022 Corporate Bond ETF				2,271,360
45,000	Invesco Ultra Short Duration ETF (b)				2,273,400
800	iShares 20+ Year Treasury Bond ETF				130,608
20,500	iShares Short Treasury Bond ETF (b)				2,269,350
72,000	SPDR Portfolio Short Term Corporate Bond ETF (b)				2,258,640
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,651,223)				13,733,818

	SHORT-TERM INVESTMENTS - 73.0%
	MONEY MARKET FUNDS - 73.0%
49,262,565	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)				49,262,565
49,262,565	First American Government Obligations Fund - Class Z 0.05% (a)				49,262,565
	TOTAL SHORT-TERM INVESTMENTS (Cost - $98,525,130)				98,525,130

	COLLATERAL FOR SECURITIES LOANED - 1.4%
1,973,819	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,973,819)				1,973,819

	TOTAL INVESTMENTS - 95.5% (Cost - $128,650,125)				$ 128,905,472
	OTHER ASSETS LESS LIABILITIES - 4.5%				6,102,168
	NET ASSETS - 100.0%				$ 135,007,640

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $1,931,061 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at September 30, 2020		Unrealized (Depreciation) (1)
207	Ultra U.S. Treasury T- Bonds	December-20	$ 45,915,291		$ (79,574)

(1)	Amount subject to interest rate risk exposure.

Quantified Evolution Plus Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Principal Amount ($)				Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 11.1%
	BANKING - 11.1%
1,000,000	Safra National Bank of New York			1.5500	11/17/2020	$ 1,002,013
1,000,000	Sallie Mae Bank			1.8500	11/7/2022	1,036,046
1,000,000	Raymond James Bank NA			1.7000	11/8/2021	1,017,974
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $3,000,000)					3,056,033

Shares
	EXCHANGE TRADED FUNDS - 7.1%
	COMMODITY FUND - 0.7%
1,050	SPDR Gold Shares (b) *					185,976
	TOTAL COMMODITY FUND (Cost - $185,995)

	EQUITY FUNDS - 0.9%
300	Invesco QQQ Trust Series 1					83,352
500	SPDR S&P 500 ETF Trust					167,445
	TOTAL EQUITY FUNDS (Cost - $249,463)					250,797

	DEBT FUNDS - 5.5%
11,000	Invesco BulletShares 2020 Corporate Bond ETF					233,420
11,100	Invesco BulletShares 2021 Corporate Bond ETF					236,652
10,800	Invesco BulletShares 2022 Corporate Bond ETF					235,872
4,700	Invesco Ultra Short Duration ETF (c)					237,444
750	iShares 20+ Year Treasury Bond ETF					122,445
2,100	iShares Short Treasury Bond ETF (c)					232,470
7,500	SPDR Portfolio Short Term Corporate Bond ETF					235,275
	TOTAL DEBT FUNDS (Cost - $1,535,304)					1,533,578

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,970,762)					1,970,351

	SHORT-TERM INVESTMENTS - 69.0%
	MONEY MARKET FUNDS - 69.0%
9,333,932	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)					9,333,932
9,333,932	First American Government Obligations Fund - Class Z 0.05% (a)					9,333,932
420,439	First American Government Obligations Fund - Class X 0.07% (a,b)					420,439
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,088,303)					19,088,303

	COLLATERAL FOR SECURITIES LOANED - 1.6%
444,040	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $444,040)					444,040

	TOTAL INVESTMENTS - 88.8% (Cost - $24,503,105)					$ 24,558,727
	OTHER ASSETS LESS LIABILITIES - 11.2%					3,102,562
	NET ASSETS - 100.0%					$ 27,661,289

ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or part of this instrument is a holding of QEPF Fund Limited.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $434,250 at September 30, 2020.
(d)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name		Expiration	Notional Value at September 30, 2020		Unrealized Appreciation / (Depreciation)
172	Gold 100 oz. (2) (3)		December-20	$ 32,602,600		$ (744,353)
17	NASDAQ 100 E-Mini (4)		December-20	3,878,482		112,497
26	S&P500 E-Mini (4)		December-20	4,357,600		35,040
53	Ultra U.S. Treasury T- Bonds (1)		December-20	11,756,089		(65,380)
						(662,196)
(1)	Amount subject to interest rate risk exposure.
(2)	All or part of this instrument is a holding of QEPF Fund Limited.
(3)	Amount subject to commodity risk exposure.
(4)	Amount subject to equity risk exposure.

TOTAL RETURN SWAPS
Reference Entity *	Number of Shares	Notional Amount at September 30, 2020	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
iShares MSCI Emerging Market ETF	76,900	$ 3,390,521	1-Mth USD_LIBOR plus 20 bp	10/14/2021 - 10/29/2021	BRC	$ -

* Swap contract reset at September 30, 2020.
BRC - Barclays Capital Inc.
LIBOR - London Interbank Offered Rate
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 92.7%
	BIOTECH & PHARMA - 12.6%
4,045	Alexion Pharmaceuticals, Inc. *	$ 462,870
5,666	Emergent BioSolutions, Inc. *	585,468
2,121	Regeneron Pharmaceuticals, Inc. *	1,187,293
4,512	United Therapeutics Corp. *	455,712
		2,691,343
	CONSUMER SERVICES - 0.8%
2,832	Aaron's, Inc.	160,433

	FOOD - 2.9%
5,354	The JM Smucker Co.	618,494

	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
8,495	Boise Cascade Co.	339,121
10,985	Louisiana-Pacific Corp.	324,167
		663,288
	HEALTH CARE FACILITIES & SERVICES - 14.7%
11,092	Catalent, Inc. *	950,141
10,562	DaVita, Inc. *	904,635
15,650	Owens & Minor, Inc.	392,972
37,097	Patterson Coms., Inc.	894,223
		3,141,971
	HOME & OFFICE PRODUCTS - 1.9%
2,645	Scotts Miracle-Gro Co.	404,447

	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
9,219	Intercontinental Exchange, Inc.	922,361

	MEDICAL EQUIPMENT & DEVICES - 17.9%
5,864	Agilent Technologies, Inc.	591,912
18,306	Edwards Lifesciences Corp. *	1,461,185
6,466	West Pharmaceutical Services, Inc.	1,777,504
		3,830,601
	METALS & MINING - 3.9%
18,072	Freeport-McMoRan, Inc.	282,646
8,791	Newmont Corp.	557,789
		840,435
	OIL & GAS PRODUCERS - 1.3%
21,237	EQT Corp.	274,594

	RENEWABLE ENERGY - 1.0%
3,399	First Solar, Inc. *	225,014

	RETAIL - DISCRETIONARY - 4.2%
2,484	Lowe's Cos., Inc.	411,996
6,293	MarineMax, Inc. *	161,541
2,269	Tractor Supply Co.	325,238
		898,775
	SEMICONDUCTORS - 15.7%
15,559	Advanced Micro Devices, Inc. *	1,275,682
1,848	KLA Corp.	358,032
1,834	Micron Technology, Inc. *	86,125
3,014	NVIDIA Corp.	1,631,237
		3,351,076
	SOFTWARE - 3.4%
4,897	SPS Commerce, Inc. *	381,329
1,639	Synopsys, Inc. *	350,713
		732,042
	TECHNOLOGY SERVICES - 0.6%
878	Fidelity National Information Services, Inc.	129,250

	TRANSPORTATION & LOGISTICS - 0.6%
1,543	CSX Corp.	119,845

	WHOLESALE - DISCRETIONARY - 3.8%
2,424	Pool Corp.	810,925

	TOTAL COMMON STOCKS - (Cost - $20,341,188)	19,814,894

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
5,925	Digital Realty Trust, Inc. (b)	$ 869,553
	TOTAL REAL ESTATE INVESTMENTS TRUSTS (Cost - $893,635)

	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUNDS - 3.3%
355,003	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)	355,003
355,003	First American Government Obligations Fund - Class Z 0.05% (a)	355,003
	TOTAL SHORT-TERM INVESTMENTS (Cost - $710,006)	710,006

	COLLATERAL FOR SECURITIES LOANED - 3.7%
795,995	Mount Vernon Liquid Assets Portfolio, LLC - 0.19% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $795,995)	795,995

	TOTAL INVESTMENTS - 103.8% (Cost - $22,740,824)	$ 22,190,448
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8) %	(816,362)
	NET ASSETS - 100.0%	$ 21,374,086

*	Non-Income producing investment
REITS	Real Estate Investment Trusts
(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.
(b)	All or a portion of the security is on loan. Total loaned securities had a value of $776,214 at September 30, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$ 11,328,322	$ -	$ -	$ 11,328,322
Exchange Traded Funds	83,381,145	-	-	83,381,145
Short-Term Investments	16,794,300	-	-	16,794,300
Collateral for Securities Loaned	18,474,867	-	-	18,474,867
Total Assets	$ 129,978,634	$ -	$ -	$ 129,978,634
Liabilities*
Derivatives
Futures Contracts	$ (83,825)	$ -	$ -	$ (83,825)
Total Liabilities	$ (83,825)	$ -	$ -	$ (83,825)

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 135,351,031	$ -	$ -	$ 135,351,031
Short-Term Investments	6,415,412	-	-	6,415,412
Collateral for Securities Loaned	47,411,118	-	-	47,411,118
Total Assets	$ 189,177,561	$ -	$ -	$ 189,177,561

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 3,649,182	$ -	$ -	$ 3,649,182
Open-End Mutual Funds	2,345,343	-	-	2,345,343
Short-Term Investments	2,658,090	-	-	2,658,090
Collateral for Securities Loaned	258,750	-	-	258,750
Total	$ 8,911,365	$ -	$ -	$ 8,911,365
Derivatives
Futures Contracts	18,929	-	-	18,929
Total Assets	$ 8,930,294	$ -	$ -	$ 8,930,294

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 10,554,330	$ -	$ 10,554,330
Certificates of Deposit	-	13,648,498	-	13,648,498
Exchange Traded Funds	12,341,326	-	-	12,341,326
Short-Term Investments	70,994,666	-	-	70,994,666
Collateral for Securities Loaned	2,096,758	-	-	2,096,758
Total	$ 85,432,750	$ 24,202,828	$ -	$ 109,635,578
Derivatives
Futures Contracts	$ 3,891,373	$ -	$ -	$ 3,891,373
Total Assets	$ 89,324,123	$ 24,202,828	$ -	$ 113,526,951

Quantified Pattern Recognition Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$ -	$ 8,132,473	$ -	$ 8,132,473
Exchange Traded Funds	2,147,075	-	-	2,147,075
Short-Term Investments	10,699,282	-	-	10,699,282
Collateral for Securities Loaned	722,148	-	-	722,148
Total Assets	$ 13,568,505	$ 8,132,473	$ -	$ 21,700,978

Quantified Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$ -	$ 14,672,705	$ -	$ 14,672,705
Exchange Traded Funds	13,733,818	-	-	13,733,818
Short-Term Investments	98,525,130	-	-	98,525,130
Collateral for Securities Loaned	1,973,819	-	-	1,973,819
Total Assets	$ 114,232,767	$ 14,672,705	$ -	$ 128,905,472
Liabilities
Derivatives:
Futures Contracts	$ (79,574)	$ -	$ -	$ (79,574)
Total Liabilities	$ (79,574)	$ -	$ -	$ (79,574)

Quantified Evolution Plus Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$ -	$ 3,056,033	$ -	$ 3,056,033
Exchange Traded Funds	1,970,351	-	-	1,970,351
Short-Term Investments	19,088,303	-	-	19,088,303
Collateral for Securities Loaned	444,040	-	-	444,040
Derivatives:
Futures Contracts	147,537	-	-	147,537
Total Assets	$ 21,650,231	$ 3,056,033	$ -	$ 24,706,264
Liabilities
Derivatives:
Futures Contracts	$ (809,733)	$ -	$ -	$ (809,733)
Total Liabilities	$ (809,733)	$ -	$ -	$ (809,733)

Quantified Common Ground Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$ 19,814,894	$ -	$ -	$ 19,814,894
Real Estate Inventment Trusts	869,553	-	-	869,553
Short-Term Investments	710,006	-	-	710,006
Collateral for Securities Loaned	795,995	-	-	795,995
Total Assets	$ 22,190,448	$ -	$ -	$ 22,190,448

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective.   Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract.  If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recorded in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of September 30, 2020  as disclosed in each Fund's Portfolio of Investments  serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.
Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Quantified Managed Income Fund	$ 129,614,406	$ 840,567	$ (476,339)	$ 364,228
Quantified Market Leaders Fund	183,107,294	6,676,790	(606,523)	6,070,267
Quantified Alternative Investment Fund	8,957,516	83,961	(130,112)	(46,151)
Quantified STF Fund	109,491,223	189,641	(45,286)	144,355
Quantified Pattern Recognition Fund	21,571,732	151,129	(21,883)	129,246
Quantified Tactical Fixed Income Fund	128,708,929	257,951	(61,408)	196,543
Quantified Evolution Plus Fund	24,604,060	57,615	(102,948)	(45,333)
Quantified Common Ground Fund	22,773,857	276,812	(860,221)	(583,409)